LONG-TERM LOANS FROM BANKS (Schedule of Long-Term Loans from Banks) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 In Or Linked To Dollars [Member] USD ($)	Dec. 31, 2011 In Or Linked To Dollars [Member] USD ($)	Dec. 31, 2012 In Or Linked To Dollars [Member] Long-term Debt [Member]	Dec. 31, 2011 In Or Linked To Dollars [Member] Long-term Debt [Member]	Dec. 31, 2012 In NIS linked to CPI [Member] ILS	Dec. 31, 2011 In NIS linked to CPI [Member] ILS	Dec. 31, 2012 In NIS linked to CPI [Member] Long-term Debt [Member] Minimum [Member]	Dec. 31, 2011 In NIS linked to CPI [Member] Long-term Debt [Member] Minimum [Member]	Dec. 31, 2012 In NIS linked to CPI [Member] Long-term Debt [Member] Maximum [Member]	Dec. 31, 2011 In NIS linked to CPI [Member] Long-term Debt [Member] Maximum [Member]	Dec. 31, 2012 In NIS [Member] ILS	Dec. 31, 2011 In NIS [Member] ILS	Dec. 31, 2012 In NIS [Member] Long-term Debt [Member] Minimum [Member]	Dec. 31, 2011 In NIS [Member] Long-term Debt [Member] Minimum [Member]	Dec. 31, 2012 In NIS [Member] Long-term Debt [Member] Maximum [Member]	Dec. 31, 2011 In NIS [Member] Long-term Debt [Member] Maximum [Member]	Dec. 31, 2012 In NIS [Member] Debt With Variable Interest Rate [Member] ILS	Dec. 31, 2011 In NIS [Member] Debt With Variable Interest Rate [Member] ILS	Dec. 31, 2012 In NIS [Member] Debt With Variable Interest Rate [Member] Minimum [Member]	Dec. 31, 2012 In NIS [Member] Debt With Variable Interest Rate [Member] Maximum [Member]
Percentage over LIBOR					2.00%	2.00%
Percentage over Prime																				0.95%	0.90%	1.40%
Interest rate							4.00%	4.00%	2.10%	2.10%	5.48%	5.48%			5.45%	4.00%	7.39%	7.39%
Long-term debt	$ 18,375	$ 18,537	$ 1,400	$ 2,200			488	3,081					7,055	10,704					9,432	2,552
Less - current maturities	9,031	10,789
Less - discount	5	33
Long-term loans from banks	$ 9,339	$ 7,715